Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Hedging Instrument Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument interest rate basis	SOFR + 0.53%
Hedging Instrument Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument interest rate basis	CDI + 0.55%